Derivatives (Earned Income On Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 345	$ 497	$ 386
Derivatives Designated as Hedging Instruments [Member] | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	23	21	13
Derivatives Designated as Hedging Instruments [Member] | Interest credited to policyholder account balances
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	0	0	(2)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	314	461	361
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 8	$ 15	$ 14